SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 792	$ 298,461	$ 344,853
Deferred income tax expense/(benefit)	85,293	(178,494)
Total	$ 86,085	$ 119,967	$ 344,853